Vessels, Port Terminals and Other Fixed Assets (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Balance	$ 1,139,539
Additions	(61,235)	$ (71,015)	$ (104,581)
Balance	950,002	1,139,539
Cost [Member]
Property, Plant and Equipment [Line Items]
Balance	1,600,313	1,809,195	2,524,610
Additions	9,299	4,565	11,628
Vessel acquisition	16,049	96,678	67,832
Vessel impairment	(117,227)	(221,754)	(274,067)
Vessel disposals	(172,782)	(87,823)	(48,830)
Write offs		(548)	(16,270)
Navios Containers Deconsolidation			(455,708)
Disposals	(130)
Transfers from other long-term assets	57,107
Balance	1,392,629	1,600,313	1,809,195
Cost [Member] | Vessels [Member]
Property, Plant and Equipment [Line Items]
Balance	809,576	1,021,351	1,324,766
Additions	4,949	1,277	4,747
Vessel acquisition	16,049	96,678	14,735
Vessel impairment	(89,888)	(221,754)	(274,067)
Vessel disposals	(172,782)	(87,823)	(48,830)
Write offs		(153)
Balance	567,904	809,576	1,021,351
Cost [Member] | Port Terminals (Navios Logistics) [Member]
Property, Plant and Equipment [Line Items]
Balance	254,744	253,962	253,360
Additions	1,520	869	602
Write offs		(87)
Disposals	(130)
Transfers from other long-term assets	5,646
Balance	261,780	254,744	253,962
Cost [Member] | Tanker vessels, barges and pushboats [Member]
Property, Plant and Equipment [Line Items]
Balance	527,674	526,051	525,712
Additions	2,445	1,931	2,403
Vessel impairment	(27,339)
Write offs		(308)	(2,064)
Transfers	51,461
Balance	554,241	527,674	526,051
Cost [Member] | Containerships (Navios Containers) [Member]
Property, Plant and Equipment [Line Items]
Balance			400,896
Additions			1,715
Vessel acquisition			53,097
Navios Containers Deconsolidation			(455,708)
Balance
Cost [Member] | Other Noncurrent Assets [Member]
Property, Plant and Equipment [Line Items]
Balance	8,319	7,831	19,876
Additions	385	488	2,161
Write offs			(14,206)
Balance	8,704	8,319	7,831
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance	(460,774)	(532,681)	(626,155)
Additions	(55,653)	(62,604)	(83,589)
Vessel acquisition		(2,820)	(693)
Vessel impairment	73,631	137,255	159,834
Write offs		76	8,859
Navios Containers Deconsolidation			9,063
Disposals	169
Balance	(442,627)	(460,774)	(532,681)
Accumulated Depreciation [Member] | Vessels [Member]
Property, Plant and Equipment [Line Items]
Balance	(182,007)	(280,004)	(390,982)
Additions	(26,770)	(36,438)	(48,812)
Vessel acquisition	0	(2,820)	(44)
Vessel impairment	68,258	137,255	159,834
Balance	(140,519)	(182,007)	(280,004)
Accumulated Depreciation [Member] | Port Terminals (Navios Logistics) [Member]
Property, Plant and Equipment [Line Items]
Balance	(54,101)	(46,961)	(39,775)
Additions	(7,629)	(7,216)	(7,186)
Write offs		76
Disposals	169
Balance	(61,561)	(54,101)	(46,961)
Accumulated Depreciation [Member] | Tanker vessels, barges and pushboats [Member]
Property, Plant and Equipment [Line Items]
Balance	(219,034)	(200,756)	(182,584)
Additions	(20,763)	(18,278)	(19,038)
Vessel impairment	5,373
Write offs			866
Balance	(234,424)	(219,034)	(200,756)
Accumulated Depreciation [Member] | Containerships (Navios Containers) [Member]
Property, Plant and Equipment [Line Items]
Balance		0	(917)
Additions			(7,497)
Vessel acquisition			(649)
Navios Containers Deconsolidation			9,063
Balance			0
Accumulated Depreciation [Member] | Other Noncurrent Assets [Member]
Property, Plant and Equipment [Line Items]
Balance	(5,632)	(4,960)	(11,897)
Additions	(491)	(672)	(1,056)
Write offs			7,993
Balance	(6,123)	(5,632)	(4,960)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance	1,139,539	1,276,514	1,898,455
Additions	(46,354)	(58,039)	(71,961)
Vessel acquisition	16,049	93,858	67,139
Vessel impairment	(43,596)	(84,499)	(114,233)
Vessel disposals	(172,782)	(87,823)	(48,830)
Write offs		(472)	(7,411)
Navios Containers Deconsolidation			(446,645)
Disposals	39
Transfers from other long-term assets	57,107
Balance	950,002	1,139,539	1,276,514
Net Book Value [Member] | Vessels [Member]
Property, Plant and Equipment [Line Items]
Balance	627,569	741,347	933,784
Additions	(21,821)	(35,161)	(44,065)
Vessel acquisition	16,049	93,858	14,691
Vessel impairment	(21,630)	(84,499)	(114,233)
Vessel disposals	(172,782)	(87,823)	(48,830)
Write offs		(153)
Balance	427,385	627,569	741,347
Net Book Value [Member] | Port Terminals (Navios Logistics) [Member]
Property, Plant and Equipment [Line Items]
Balance	200,643	207,001	213,585
Additions	(6,109)	(6,347)	(6,584)
Write offs		(11)
Disposals	39
Transfers from other long-term assets	5,646
Balance	200,219	200,643	207,001
Net Book Value [Member] | Tanker vessels, barges and pushboats [Member]
Property, Plant and Equipment [Line Items]
Balance	308,640	325,295	343,128
Additions	(18,318)	(16,347)	(16,635)
Vessel impairment	(21,966)
Write offs		(308)	(1,198)
Transfers from other long-term assets	51,461
Balance	319,817	308,640	325,295
Net Book Value [Member] | Containerships (Navios Containers) [Member]
Property, Plant and Equipment [Line Items]
Balance		0	399,979
Additions			(5,782)
Vessel acquisition			52,448
Navios Containers Deconsolidation			(446,645)
Balance			0
Net Book Value [Member] | Other Noncurrent Assets [Member]
Property, Plant and Equipment [Line Items]
Balance	2,687	2,871	7,979
Additions			1,105
Additions	(106)	(184)
Write offs			(6,213)
Balance	$ 2,581	$ 2,687	$ 2,871